Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Compensation Expense and Income Tax Benefit [Table Text Block]
The Company’s compensation expense and its related income tax benefit are as follows:

	2013	2012	2011
Share-based compensation expense recorded in salaries, commissions and other employee benefits expense	$4,455	$3,993	$3,732
Share-based compensation expense recorded in general and administrative expense	324	259	—
Income tax benefit	1,816	1,616	1,318

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options are as follows:

	2013			2012			2011
Risk-free interest rate	1.52%	-	1.76%	1.52%	-	1.93%	2.67%	-	3.33%
Expected volatility	38.93%			25.42%			25.34%	-	25.99%
Weighted-average expected volatility	38.93%			25.42%			25.66%
Expected term (years)	9.1			8.8			8.8
Dividend yield	0.55%			—%			—%

Schedule of Stock Options Roll Forward [Table Text Block]
A summary of the Company’s stock option activity for the year ended December 31, 2013, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,551,087	$11.60
Granted	540,292	16.70
Exercised	(1,557,750)	8.15		$11,232
Forfeited	(196,073)	13.66
Canceled	(17,673)	12.07
Outstanding, end of year	10,319,883	$12.35	5.3	$61,946

Options exercisable at year end	7,125,780	$11.37	4.4	$49,767
Options vested and expected to vest	9,977,466	$12.30	5.2	$38,693

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Options awarded	540,292	774,960	741,187
Weighted-average grant date fair value of options awarded	$7.53	$6.98	$5.29
Options exercised	1,557,750	649,200	523,845
Total intrinsic value of options exercised	$11,232	$5,633	$5,970
Cash received upon exercise of options	$12,694	$2,874	$1,604
Tax benefits realized upon exercise of options	$3,349	$1,950	$2,255

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the Company’s nonvested stock activity for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013		2012		2011
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	163,735	$9.71	470,605	$7.52	629,265	$7.13
Issued	296,242	16.48	62,100	13.41	14,175	14.33
Vested	(80,610)	9.55	(368,970)	7.50	(169,695)	6.56
Forfeited	(6,760)	16.71	—	—	(3,140)	11.69
Outstanding, end of year	372,607	$15.00	163,735	$9.71	470,605	$7.52